DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating income (expenses)	$ (51)	$ 85
Financial income (expenses)	$ 658	$ (559)